Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Related Party Transactions	The following table sets out the Company’s related party transactions and balances for the year ended December 31, 2019:

December 31, 2019
(in thousands)
Income (expenses)
General and administrative expenses	$(221)
Interest expense	(451)

Total	$(672)

Receivables (payables)
Accrued Interest	$(451)
Navigator Aurora Facility, net of deferred financing costs	(68,055)

Total	$(68,506)